Inventories (Tables)	6 Months Ended
Jun. 30, 2011
Inventories
Schedule Of Inventories

	June 30, 2011	December 31, 2010
Raw materials	$87,560	$45,957
Work-in-process	63,033	34,208
Finished goods	153,065	98,640

Total	$303,658	$178,805